PENSION BENEFITS (Details 5) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Accrued pension expense	$ (4,414,435)	$ (4,240,964)	$ (3,312,316)
Accumulated other comprehensive loss (pre-tax)		4,960,745	3,824,812
Net amount recognized at end of year		$ 719,781	$ 512,496